Decommissioning liability	12 Months Ended
Dec. 31, 2017
Disclosure of other provisions [abstract]
Decommissioning liability
12	Decommissioning liability

	December 31,	December 31,
	2017	2016
	$	$

Balance, beginning of period	13,852	13,977

Liabilities settled during the period	(1,424)	(468)
Interest cost	843	343
Revisions and new estimated cash flows	-	-
Balance, end of period	13,271	13,852

Less: current portion	(1,372)	(1,910)
Long-term decommissioning liability	11,899	11,942

The Company’s decommissioning liability represents the present value of estimated costs for required future decommissioning and other site restoration activities. The majority of the decommissioning and site restoration expenditures occur at the end of each operation’s life. During 2017 and 2016, the decommissioning liability was calculated based on the following key assumptions:

	2017		2016
	Mexico	Peru	Mexico	Peru

Estimated undiscounted cash flows ($)	1,021	15,203	1,021	16,206
Discount rate (%)	6.0	4.5	6.0	4.5
Settlement period (years)	6	5-10	6	5-10